Related party transactions (Tables)	6 Months Ended
Mar. 31, 2026
Related party transactions
Schedule of relationship and the nature of related party transactions
Name of related party	Relationship to the Company	Nature of transactions
Zhejiang Tantech Bamboo Technology Co., Ltd	Under common control of Mr. Zhengyu Wang and Ms. Yefang Zhang, CEO of the Company	Lease factory building to the Company and charging water and electricity for offices leased to the Company.
Yefang Zhang	Chief Executive Officer of the Company	Payment of expenses for the Company.
Zhengyu Wang	Mr. Zhengyu Wang is Ms. Yefang Zhang's husband	Non-competition agreement
Centurynew USA Inc	CEO Yefang Zhang controls the company.	Payment of expenses for the Company.
Epakia Inc.	A Subsidiary of Tantech Holdings Ltd Group. Yefang Zhang serves as a Chairwoman of the board of directors of Tantech Holdings Ltd	Payment of expenses for the related party

Schedule of due from related parties
		As of	As of
		March 31,	September 30,
		2026	2025
Due from related parties	Name of related parties	(unaudited)	(audited)
Other receivables	Epakia Inc.	$35,000	-
Total		$35,000	-

Schedule of due to related parties
		As of	As of
		March 31,	September 30,
		2026	2025
Due to related parties	Name of related parties	(unaudited)	(audited)
Other payable	Centurynew USA Inc	$3,600,008	-
Other payable	Yefang Zhang	227,773	$241,773
Other payable	Zhejiang Tantech Bamboo Technology Co., Ltd.	64,232	52,146
Total		$3,892,013	$293,919

Schedule of operating lease from related parties
Zhejiang Tantech Bamboo Technology Co., Ltd.	Lease No 1
Lease begin date	March 1, 2023
Lease end date	February 29, 2028
Leasing purpose	Office
Annual rent in RMB	131,835
Annual rent in USD	$18,817
Area (in square meters)	479